Mortgage notes receivable - Additional Information (Details) - USD ($) $ in Millions				1 Months Ended	2 Months Ended	3 Months Ended									6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Nov. 14, 2019	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019		Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019		Nov. 14, 2019 [1]	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Loans and Leases Receivable Disclosure [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor	[1]	Predecessor	Successor	Successor	Predecessor	Predecessor	[1]	Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor	[1]	Predecessor	Predecessor	Predecessor	[1]	Predecessor
Percentage of maximum loan to value ratio															65.00%				65.00%
Percentage of maximum of amount of a single loan															10.00%				10.00%
Percentage of maximum amount of loans to single borrower															15.00%				15.00%
Interest reserves	$ 18.6	$ 28.8			$ 18.6						$ 28.8								$ 18.6	$ 28.8
Construction reserves	253.7	$ 278.0			253.7						$ 278.0								253.7	278.0
Deferred fee income	3.3				3.3														$ 3.3
Monthly interest rate payment term															10 days				10 days
Percentage of minimum collateral ratio						65.00%									65.00%
Interest income mortgage notes receivable															$ 0.0
Principal outstanding on non accrual status	32.9				32.9	$ 177.0									177.0				$ 32.9
Average principal outstanding on non accrual status						164.6		$ 11.0							120.7	$ 11.1
Impaired Financing Receivable, Unpaid Principal Balance	$ 19.8				$ 19.8	49.5									49.5				19.8
Impaired Financing Receivable, Average Recorded Investment						$ 43.8		$ 5.2							$ 35.8	$ 3.4			$ 2.2	$ 2.1
Maximum
Loans and Leases Receivable Disclosure [Line Items]
Interest rate (as a percent)	13.00%				13.00%	13.00%									13.00%				13.00%
Term of mortgage notes receivable															18 months				12 months
Minimum
Loans and Leases Receivable Disclosure [Line Items]
Interest rate (as a percent)	10.00%				10.00%	10.00%									10.00%				10.00%
Term of mortgage notes receivable															5 months				5 months

[1]	Predecessor periods are combined as disclosed in Note 1.